Treasury shares	6 Months Ended
Dec. 31, 2024
Treasury shares.
Treasury shares	24Treasury shares

	Number of
	shares
	(thousands)	£’000
At 1 July 2023, 31 December 2023, 30 June 2024 and 31 December 2024	1,683	21,305